Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Limited-Term Government Fund), Class A)	0 Months Ended
Jan. 27, 2012
(Oppenheimer Limited-Term Government Fund) | Class A
Bar Chart Table:
Annual Return 2002	6.03%
Annual Return 2003	1.29%
Annual Return 2004	1.62%
Annual Return 2005	1.53%
Annual Return 2006	4.37%
Annual Return 2007	5.25%
Annual Return 2008	(6.34%)
Annual Return 2009	8.35%
Annual Return 2010	5.53%
Annual Return 2011	1.55%